AMG Managers Skyline Special Equities Fund
AMG Managers Skyline Special Equities Fund
INVESTMENT OBJECTIVE
The AMG Managers Skyline Special Equities Fund’s (the “Fund”) investment objective is to seek maximum capital appreciation primarily through investment in common stocks that the Fund’s Subadviser, Skyline Asset Management, L. P. (“Skyline” or the “Subadviser”), considers to be undervalued.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMG Managers Skyline Special Equities Fund	Class N	Class I	Class Z
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 30 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG Managers Skyline Special Equities Fund		Class N	Class I [1]	Class Z [1]
Management Fee		0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		none	none	none
Other Expenses	[2]	0.45%	0.30%	0.20%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[3]	1.36%	1.21%	1.11%
Fee Waiver and Expense Reimbursements	[4]	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[3],[4]	1.33%	1.18%	1.08%
[1]	Because Class I and Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.
[2]	Expense information has been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[4]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 1.07% of the Fund's average daily net assets. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG Managers Skyline Special Equities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	135	427	741	1,632
Class I	120	381	662	1,463
Class Z	110	349	608	1,349

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund invests primarily in the common and preferred stocks of small-capitalization U.S. companies. Skyline generally considers a company to be a "small-capitalization" company if its market capitalization falls within the range of the market capitalization of companies in Russell 2000® Index (between $133 million and $3.86 billion as of May 27, 2016, the date of the latest reconstitution of the Index (implemented June 24, 2016)) at the time of purchase. The Fund emphasizes investments in companies that have below average valuations and above average earnings growth prospects.

The Fund seeks maximum capital appreciation primarily through investing in common stocks that the Subadviser considers to be undervalued.

The Fund generally invests in companies that Skyline believes fall into one of the following three categories:
  A company whose stock is trading at a price/earnings ratio below the average for the overall stock market, and that Skyline believes will achieve above average growth in earnings.
  A company that has experienced problems leading to a depressed stock price where Skyline believes that there is a reasonable likelihood that the company's operations will improve.
  A company that does not fall into the above categories, but that, because of special circumstances, Skyline believes is undervalued and, consequently, offers potential for appreciation.
Skyline attempts to identify companies that it believes have been neglected by the investment community. Skyline’s investment and research group generally screens stocks using:
  Valuation measures, including price to earnings, price to book, price to cash flow, and price to sales ratios;
  Earnings growth prospects;
  Small-capitalization range; and
  Bottom-up approach – one stock at a time, without market forecasts.

PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser's investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector may comprise a significant portion of the Fund's portfolio. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares of the Fund (formerly shares of the Fund’s sole share class, which were reclassified and redesignated as Class S shares on October 1, 2016) were renamed Class N shares.

Because the Fund’s Class I and Class Z shares have not operated for a full calendar year, performance history for these share classes is not available. Class I and Class Z shares would have similar annual returns as Class N shares because all of the classes are invested in the same portfolio of securities. However, Class I and Class Z shares are subject to different expenses than Class N shares, and Class I and Class Z performance would vary to that extent.

To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/16 (Class N)

Best Quarter: 33.86% (2nd Quarter 2009) Worst Quarter: -28.08% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - AMG Managers Skyline Special Equities Fund	1 Year	5 Years	10 Years
Class N	21.31%	16.49%	8.11%
Class N | Return After Taxes on Distributions	21.31%	15.89%	7.47%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	12.07%	13.16%	6.39%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	31.74%	15.07%	6.26%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	21.31%	14.46%	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.